NET LOANS RECEIVABLE (Schedule of Loan Portfolio by Aging Categories) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 30,183	$ 38,337
30-59 Days Past Due	51
60-89 Days Past Due		3
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual	1,608	1,504
Total Past Due	1,659	1,507
Total Loans	31,842	39,844
Deferred loan fees	(4)	(26)
Allowance for loan losses	(307)	(385)
Net Loans Receivable	31,531	39,433
First Mortgage Loans - 1 - 4 Family Dwellings [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	13,089	13,151
30-59 Days Past Due	45
60-89 Days Past Due
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual	477	363
Total Past Due	522	363
Total Loans	13,611	13,514
First Mortgage Loans - Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,845	4,296
30-59 Days Past Due
60-89 Days Past Due
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual	701	701
Total Past Due	701	701
Total Loans	2,546	4,997
First Mortgage Loans - Land Acquisition and Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,127	1,739
30-59 Days Past Due
60-89 Days Past Due
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual	280	290
Total Past Due	280	290
Total Loans	1,407	2,029
First Mortgage Loans - Multi-family Dwellings [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	2,780	5,083
30-59 Days Past Due
60-89 Days Past Due
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	2,780	5,083
First Mortgage Loans - Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	5,787	7,623
30-59 Days Past Due
60-89 Days Past Due
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	5,787	7,623
Consumer Loans - Home Equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,085	1,402
30-59 Days Past Due
60-89 Days Past Due
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	1,085	1,402
Consumer Loans - Home Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,906	2,038
30-59 Days Past Due
60-89 Days Past Due
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual	150	150
Total Past Due	150	150
Total Loans	2,056	2,188
Consumer Loans - Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	180	286
30-59 Days Past Due
60-89 Days Past Due
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	180	286
Commercial Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,884	2,219
30-59 Days Past Due	6
60-89 Days Past Due		3
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual
Total Past Due	6	3
Total Loans	1,890	2,222
Obligations (Other Than Securities and Leases) of States and Political Subdivisions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	500	500
30-59 Days Past Due
60-89 Days Past Due
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	$ 500	$ 500